Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (39)	$ 89	$ (21)	$ 65	$ (382)	$ 24	$ (491)	$ (17)	$ 94	$ (866)	$ 551
Other comprehensive income:
Reclassification of cash flow hedge losses into earnings									0	1	2
Total other comprehensive income									0	1	2
Total comprehensive income (loss)									94	(865)	553
Total comprehensive income attributable to non-controlling interests									(6)	(5)	(4)
Total comprehensive income (loss) attributable to partners									$ 88	$ (870)	$ 549